Schedule of Investments (unaudited)
May 31, 2025
iShares® MSCI Norway ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 8.7%
Kongsberg Gruppen ASA	18,707	$3,294,679
Banks — 18.0%
DNB Bank ASA	190,452	5,093,792
SpareBank 1 Nord Norge	20,281	292,694
SpareBank 1 Oestlandet	10,116	181,481
SpareBank 1 SMN	27,712	522,702
SpareBank 1 Sor-Norge ASA	43,917	765,086
		6,855,755
Broadline Retail — 0.7%
Europris ASA(a)	33,727	262,630
Chemicals — 3.6%
Elkem ASA(a)	61,122	117,817
Yara International ASA	35,212	1,263,274
		1,381,091
Construction & Engineering — 0.9%
Cadeler AS(b)	48,515	242,813
Norconsult Norge A/S, NVS	23,368	103,417
		346,230
Containers & Packaging — 0.3%
Elopak ASA	28,352	124,158
Diversified Telecommunication Services — 5.3%
Telenor ASA	130,954	2,010,673
Electronic Equipment, Instruments & Components — 1.0%
Kitron ASA	40,428	233,482
NORBIT ASA	7,457	139,166
		372,648
Energy Equipment & Services — 5.0%
Aker Solutions ASA	62,802	205,009
BW Offshore Ltd.	17,930	59,021
DOF Group ASA	31,595	275,515
Odfjell Drilling Ltd.	20,579	128,145
Paratus Energy Services Ltd.	18,029	63,633
Subsea 7 SA	47,787	813,726
TGS ASA	41,928	344,953
		1,890,002
Food Products — 13.6%
Austevoll Seafood ASA	19,399	176,110
Bakkafrost P/F	10,721	499,122
Grieg Seafood ASA(c)	10,849	71,828
Leroy Seafood Group ASA	57,079	249,257
Mowi ASA	98,978	1,848,171
Orkla ASA	149,083	1,690,451
Salmar ASA	14,103	628,648
		5,163,587
Independent Power and Renewable Electricity Producers — 0.6%
Scatec ASA(a)(b)	27,038	231,799
Industrial Conglomerates — 0.7%
Aker ASA, Class A	4,746	279,615
Insurance — 7.1%
Gjensidige Forsikring ASA	42,534	1,076,867
Protector Forsikring ASA	11,405	451,655
Storebrand ASA	90,508	1,185,767
		2,714,289
IT Services — 0.6%
Atea ASA	16,728	238,611
Security	Shares	Value
Machinery — 2.4%
AutoStore Holdings Ltd.(a)(b)	255,204	$133,907
Hexagon Composites ASA(b)	33,507	58,111
TOMRA Systems ASA	47,220	705,095
		897,113
Marine Transportation — 2.4%
Golden Ocean Group Ltd.(b)	23,324	179,717
Hoegh Autoliners ASA	22,314	185,727
MPC Container Ships ASA	80,742	126,960
Odfjell SE, Class A	3,858	41,245
Stolt-Nielsen Ltd.	5,023	125,775
Wallenius Wilhelmsen ASA	22,494	175,617
Wilh Wilhelmsen Holding ASA, Class A	2,169	86,910
		921,951
Media — 3.1%
Vend Marketplaces ASA, Class A	14,967	499,117
Vend Marketplaces ASA, Class B	21,276	675,336
		1,174,453
Metals & Mining — 4.3%
Norsk Hydro ASA	299,083	1,639,588
Oil, Gas & Consumable Fuels — 18.5%
Aker BP ASA	67,207	1,546,460
BlueNord ASA(b)(c)	5,067	292,380
BW LPG Ltd.(a)(c)	20,323	207,921
DNO ASA	94,281	112,281
Equinor ASA	178,184	4,171,432
Flex LNG Ltd.(c)	6,865	163,430
Frontline PLC, NVS(c)	30,896	559,921
		7,053,825
Passenger Airlines — 0.4%
Norwegian Air Shuttle ASA(b)(c)	102,495	143,524
Real Estate Management & Development — 0.3%
Entra ASA(a)(b)	9,684	112,898
Semiconductors & Semiconductor Equipment — 1.2%
Nordic Semiconductor ASA(b)	36,899	451,735
Software — 0.6%
Crayon Group Holding ASA(a)(b)	17,178	239,058
Total Long-Term Investments — 99.3% (Cost: $38,271,519)		37,799,912
Short-Term Securities
Money Market Funds — 3.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(d)(e)(f)	1,307,816	1,308,339
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(d)(e)	10,000	10,000
Total Short-Term Securities — 3.5% (Cost: $1,318,337)		1,318,339
Total Investments — 102.8% (Cost: $39,589,856)		39,118,251
Liabilities in Excess of Other Assets — (2.8)%		(1,074,688)
Net Assets — 100.0%		$38,043,563

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI Norway ETF

(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/25	Shares Held at 05/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,090,558	$217,921 (a)	$—	$155	$(295)	$1,308,339	1,307,816	$7,817 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	10,000	0 (a)	—	—	—	10,000	10,000	269	—
				$155	$(295)	$1,318,339		$8,086	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	3	06/20/25	$183	$963
Micro Euro STOXX 50 Index	10	06/20/25	61	(130)
				$833
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI Norway ETF

Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$2,228,178	$35,571,734	$—	$37,799,912
Short-Term Securities
Money Market Funds	1,318,339	—	—	1,318,339
	$3,546,517	$35,571,734	$—	$39,118,251
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$963	$—	$963
Liabilities
Equity Contracts	—	(130)	—	(130)
	$—	$833	$—	$833

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
NVS	Non-Voting Shares